Loans and Allowance for Credit Losses - Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 43,098	$ 42,137
Commercial real estate, percentage	100.00%	100.00%
California [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 10,734	$ 10,456
Commercial real estate, percentage	24.90%	24.80%
Colorado [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,819	$ 2,004
Commercial real estate, percentage	4.20%	4.80%
Illinois [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,678	$ 1,810
Commercial real estate, percentage	3.90%	4.30%
Minnesota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,177	$ 2,022
Commercial real estate, percentage	5.00%	4.80%
Missouri [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,372	$ 1,382
Commercial real estate, percentage	3.20%	3.30%
Ohio [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,462	$ 1,260
Commercial real estate, percentage	3.40%	3.00%
Oregon [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,094	$ 1,988
Commercial real estate, percentage	4.90%	4.70%
Washington [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,435	$ 3,422
Commercial real estate, percentage	8.00%	8.10%
Wisconsin [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,161	$ 2,323
Commercial real estate, percentage	5.00%	5.50%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,312	$ 2,227
Commercial real estate, percentage	5.40%	5.30%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,810	$ 1,708
Commercial real estate, percentage	4.20%	4.10%
Idaho, Montana, Wyoming [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,271	$ 1,275
Commercial real estate, percentage	2.90%	3.00%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,257	$ 3,259
Commercial real estate, percentage	7.60%	7.70%
Total Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 35,582	$ 35,136
Commercial real estate, percentage	82.60%	83.40%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,829	$ 3,793
Commercial real estate, percentage	8.90%	9.00%
All Other States [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,687	$ 3,208
Commercial real estate, percentage	8.50%	7.60%
Total Outside Company's Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 7,516	$ 7,001
Commercial real estate, percentage	17.40%	16.60%
Business Owner Occupied [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 10,899	$ 11,186
Commercial real estate, percentage	25.30%	26.60%
Industrial Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,631	$ 1,530
Commercial real estate, percentage	3.80%	3.60%
Office Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 5,536	$ 5,480
Commercial real estate, percentage	12.80%	13.00%
Retail Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 4,997	$ 4,944
Commercial real estate, percentage	11.60%	11.70%
Other Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 4,064	$ 4,165
Commercial real estate, percentage	9.40%	9.90%
Multi-Family [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 9,607	$ 8,833
Commercial real estate, percentage	22.30%	21.00%
Hotel/Motel [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,791	$ 3,428
Commercial real estate, percentage	8.80%	8.10%
Residential Homebuilders [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,311	$ 2,319
Commercial real estate, percentage	5.40%	5.50%
Healthcare Facilities [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 262	$ 252
Commercial real estate, percentage	0.60%	0.60%